Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Jan. 22, 2019	May 31, 2018	Jan. 31, 2019	Apr. 30, 2019
Adjustments To Regulatory Capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer				1.75%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge			1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			9.50%
Tier 1 capital ratio			11.00%
Total capital ratio			13.00%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum common share to purchase		9,000,000
Common shares purchased			0
Non Cumulative Rate Reset Series 49 Class A Preferred Shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued	13,000,000
Par value	$ 25.00
Gross sales proceeds	$ 325
Redemption date	Apr. 30, 2024
Dividend rate	5.20%
Dividend in addition to Government of Canada bond yield	3.31%
Dividend in addition to 3-month Government of Canada Treasury Bill yield	3.31%
Share conversion basis	Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter.